Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Other Intangible Assets [Abstract]
Primary Cash-Generating Units [text block table]	Goodwill allocated to cash-generating units in € m. Investment Bank Corporate Bank AssetManage-ment Private Bank Total Balance as of January 1, 2021 0 0 2,739 0 2,739 Goodwill acquired during the year 0 5 0 0 5 Purchase accounting adjustments 0 0 0 0 0 Transfers 0 0 0 0 0 Reclassification from (to) “held for sale” 0 0 (56) 0 (56) Goodwill related to dispositions without being classified as “held for sale” 0 0 0 0 0 Impairment losses1 0 (5) 0 0 (5) Exchange rate changes/other 0 0 123 0 123 Balance as of December 31, 2021 0 0 2,806 0 2,806 Gross amount of goodwill 3,854 602 3,295 3,716 11,467 Accumulated impairment losses (3,854) (602) (489) (3,716) (8,662) Balance as of January 1, 2022 0 0 2,806 0 2,806 Goodwill acquired during the year 0 0 0 0 0 Purchase accounting adjustments 0 0 0 0 0 Transfers 0 0 0 0 0 Reclassification from (to) “held for sale” 0 0 0 0 0 Goodwill related to dispositions without being classified as “held for sale” 0 0 0 0 0 Impairment losses1 0 0 0 0 0 Exchange rate changes/other 0 0 113 0 113 Balance as of December 31, 2022 0 0 2,919 0 2,919 Gross amount of goodwill 4,079 629 3,408 3,717 11,834 Accumulated impairment losses (4,079) (629) (489) (3,717) (8,915) 1 Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement.
Change in certain key assumptions to cause the recoverable amount to equal the carrying amount [Text Block Table]	Change in certain key assumptions to cause the recoverable amount to equal the carrying amount Change in Key Assumptions Asset Management Discount rate (post tax) increase from 10.3 % to 11.3 % Change in projected future earnings in each period by 11.0 % Long term growth rate from 3.0 % to 1.1%
Changes of Other Intangible Assets by Asset Class [text block table]	Changes of other intangible assets by asset classes for the years ended December 31, 2022 and December 31, 2021 Purchased intangible assets Internallygeneratedintangibleassets Total otherintangibleassets Unamortized Amortized Amortized in € m. Retailinvestmentmanagementagreements Other Totalunamortizedpurchasedintangibleassets Customer-relatedintangibleassets Contract-basedintangibleassets Softwareandother Totalamortizedpurchasedintangibleassets Software Cost of acquisition/manufacture: Balance as ofJanuary 1, 2021 945 441 1,386 1,356 70 778 2,204 7,910 11,499 Additions 0 0 0 13 0 22 35 1,106 1,141 Changes in the group ofconsolidated companies 0 0 0 0 0 0 0 5 4 Disposals 0 0 0 0 0 12 12 86 98 Reclassifications from(to) “held for sale” 0 0 0 0 0 0 0 (40) (40) Transfers 0 0 0 (5) 0 0 (5) (1) (6) Exchange rate changes 71 1 72 34 0 1 35 125 231 Balance as ofDecember 31, 2021 1,017 440 1,457 1,398 70 789 2,257 9,018 12,732 Additions 0 0 0 0 0 45 45 1,145 1,191 Changes in the group ofconsolidated companies 0 0 0 0 0 (6) (6) (20) (26) Disposals 0 0 0 0 0 37 37 122 160 Reclassifications from(to) “held for sale” 0 0 0 0 0 0 0 (32) (32) Transfers 0 0 0 (9) 0 0 (9) 0 (9) Exchange rate changes 67 0 67 32 0 0 32 128 226 Balance as ofDecember 31, 2022 1,083 441 1,524 1,421 70 792 2,283 10,116 13,923 Accumulated amortizationand impairment: Balance as ofJanuary 1, 2021 239 439 678 1,340 70 633 2,043 4,793 7,513 Amortization for the year 0 0 0 6 0 37 43 974 1,0171 Changes in the group ofconsolidated companies 0 0 0 0 0 0 0 0 (1) Disposals 0 0 0 0 0 12 12 85 97 Reclassifications from(to) “held for sale” 0 0 0 0 0 0 0 (9) (9) Impairment losses 0 0 0 3 0 0 3 149 1522 Reversals of impairmentlosses 0 0 0 0 0 0 0 0 0 Transfers 0 0 0 0 0 3 3 0 2 Exchange rate changes 18 0 18 34 0 1 35 83 136 Balance as ofDecember 31, 2021 257 439 696 1,383 70 662 2,115 5,904 8,714 Amortization for the year 0 0 0 3 0 37 40 980 1,0203 Changes in the group ofconsolidated companies 0 0 0 0 0 (6) (6) (20) (26) Disposals 0 0 0 0 0 35 35 122 157 Reclassifications from(to) “held for sale” 0 0 0 0 0 0 0 (25) (25) Impairment losses 68 0 68 0 0 0 0 30 984 Reversals of impairmentlosses 0 0 0 3 0 0 3 0 35 Transfers 0 0 0 3 0 0 3 0 3 Exchange rate changes 17 0 17 31 0 0 31 78 126 Balance as ofDecember 31, 2022 342 439 781 1,417 70 659 2,146 6,824 9,750 Carrying amount: As of December 31, 2021 760 1 761 15 0 128 143 3,114 4,018 As of December 31, 2022 741 2 743 4 0 133 137 3,293 4,173 1 € 1.0 billion were included in general and administrative expenses. 2 € 152 million were comprised of impairments of € 149 million on self-developed software and of € 3 million on customer-related intangibles, both recorded in general and administrative expenses. 3 € 1.0 billion were included in general and administrative expenses. 4 € 98 million were comprised of impairments on retail investment management agreements recorded in impairment of goodwill and other intangible assets of € 68 million and of € 30 million on self-developed software recorded in general and administrative expenses. 5 € 3 million were a reversal of impairment losses on customer-related intangibles recorded in general and administrative expenses.
Useful Lives of Other Amortized Intangible Assets by Asset Class [text block table]	Useful lives of other amortized intangible assets by asset class Useful livesin years Internally generated intangible assets: Software up to 10 Purchased intangible assets: Customer-related intangible assets up to 20 Other up to 10